February 29, 2000

AMERICAN CENTURY®

      Annual Report

[GRAPHIC OMITTED]

Prime Money Market

[AMERICAN CENTURY LOGO]

Prime Money Market
(BPRXX)

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Our Message to You

[PHOTO OMITTED]

James E. Stowers III, seated, with James E. Stowers, Jr.

The last nine months of Prime Money Market's fiscal year, which ended February 29, 2000, provided a favorable environment for money market funds. Trying to keep U.S. economic growth and inflation under control, the Federal Reserve raised short-term interest rates four times between June 30 and February 29, boosting money market yields. While rates rose, inflation remained low, which helped money market instruments maintain their purchasing power. In addition, stock market volatility made money fund stability look attractive for investors with near-term financial goals.

Prime continued to shine in that environment, with an above-average yield and below-average expenses (according to Lipper Inc., an independent mutual fund ranking service that evaluated 351 money market funds in Prime's category). The fund's consistently low expenses and competitive yields have helped it place in the top quartile in its peer group for the last five years (standardized performance and ranking information is located on page 3).

We are proud of our funds' performance and the numerous ways we can help investors like you meet your financial goals, but we are equally proud of our dedication to creating a positive, safe, and productive work environment for American Century staff. This commitment to the idea that "we're only as good as the way we treat our most junior team members" was recognized and rewarded in 1999 when American Century ranked in the top 40 of Fortune magazine's "100 Best Companies to Work For."

We do not take this recognition lightly; acknowledgements like this allow us to recruit talented and dedicated people, from service representatives to investment professionals. This "intellectual capital" is our most valuable resource and is essential in our effort to provide you with excellent investment management and service.

As always, we appreciate your continued confidence in American Century.

Sincerely,

/s/ James E. Stowers

James E. Stowers, Jr.
Chairman of the Board and Founder

/s/ James E. Stowers III

James E. Stowers III
Vice Chairman of the Board and
Chief Executive Officer

Table of Contents

    Frequently Asked Questions

Prime Money Market
    Performance Information
    Portfolio at a Glance
    Yields
    Management Q&A
    Types of Investments
    Portfolio Composition by Credit Rating
    Schedule of Investments

Financial Statements
    Statement of Assets and Liabilities
    Statement of Operations
    Statements of Changes in Net Assets
    Notes to Financial Statements
    Financial Highlights
    Report of Independent Accountants

Other Information
    Share Class and Retirement Account Information
    Background Information
    Investment Philosophy and Policies
    Comparative Indices
    Lipper Rankings
    Credit Rating Guidelines
    Investment Team Leaders
    Glossary

Money Market Funds—Frequently Asked Questions

A faster and easier way to deposit mutual fund distributions

If you prefer to have your fund dividend or capital gains distributions sent to you instead of reinvesting them, there are a couple of ways to get access to this money faster than waiting for a check in the mail:

  You can have distributions deposited directly into your money market account. The money will be deposited the same day that the distributions are paid.
  Distributions can be sent electronically to your bank account. The money will be available in your bank account within three days.

Contact our Investor Relations Representatives to set up either of these options.

Can I make direct deposits into my money market fund account?

Yes. You can arrange for direct deposit of your paycheck, Social Security check, Treasury Direct interest payment, military allotment, or payments from other government agencies. Give us a call, and we will send you the necessary information to set it up.

What is the holding period on new deposits into my account?

There is a 10-business-day holding period for deposited funds—including your initial investment in a new account. There is a one-business-day holding period for wire transfers.

Is there a cost for writing checks on my money market account?

As long as each check is for $100 or more, you can write as many checks as you like at no charge.

How can I keep track of my money market fund transactions between account statements?

You can access your investments any time through our automated telephone line and the American Century Web site. These services provide fund yields, returns, account information, and transaction services.

You can keep tabs on your investments by:

  visiting our Web site at www.americancentury.com*
  using our Automated Information Line (1-800 -345-8765)*
  calling an Investor Relations Representative at 1-800-345-2021* weekdays, 7 a.m.-7 p.m. Central time
  Saturdays, 9 a.m.-2 p.m. Central time

Why does my money fund yield fluctuate?

Money market funds are managed to maintain a stable $1 share price, but their yields will fluctuate with changes in market conditions. Common reasons for changes in your fund's yield are adjustments to Federal Reserve interest rate policy, the outlook for inflation, and supply and demand for money market securities.

Keep in mind that no money market fund is guaranteed or insured by the U.S. government. And although money funds are intended to preserve the value of your investment at $1 per share, there's no guarantee that they'll be able to do so.

If you have any questions about our money market funds, call us toll free at 1-800-345-2021 or e-mail us at our Web site, www.americancentury.com.

* Before you can make an exchange by calling an Investor Relations Representative, using our Automated Information Line, or visiting our Web site, you first must have provided us with written authorization to do so.

Prime Money Market—Performance

Total Returns as of February 29, 2000

                         ------------------------------------------------------------------   ---------------------------------
                                        Investor Class (inception 11/17/93)                   Advisor Class (inception 8/28/98)
                         ------------------------------------------------------------------   ---------------------------------
                            Prime     90-Day Treasury     Money Market Instrument Funds(2)          Prime      90-Day Treasury
                         Money Market    Bill Index      Average Return      Fund's Ranking      Money Market     Bill Index
6 Months(1) ..........      2.59%          2.58%             2.44%                 --                2.46%          2.58%
1 Year ...............      4.92%          4.92%             4.63%            83 out of 351          4.66%          4.92%

------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
3 Years ..............      5.09%          4.96%             4.80%            51 out of 280            --             --
5 Years ..............      5.18%          5.10%             4.94%            43 out of 232            --             --
Life of Fund .........      5.06%          4.97%(3)          4.74%(3)         18 out of 192(3)       4.65%          4.76%(4)

(1) Returns for periods less than one year are not annualized.
(2) According to Lipper Inc., an independent mutual fund ranking service.
(3) Since 11/30/93, the date nearest the class's inception for which data are available.
(4) Since 8/31/98, the date nearest the class's inception for which data are available.
See pages 17-19 for more information about share classes, returns, the comparative index, and Lipper fund rankings.

Portfolio at a Glance

------------------------------------------------------------
                                            As of 2/29/00
------------------------------------------------------------
Net Assets                                  $2.9 billion

------------------------------------------------------------
                                         2/29/00     2/28/99
------------------------------------------------------------
Number of Issuers                           69         67
Weighted Average Maturity                 57 days    82 days
Expense Ratio (for Investor Class)         0.60%      0.58%*

Yields as of February 29, 2000

------------------------------------------------------------
                                            Investor Class
------------------------------------------------------------
7-Day Current Yield                             5.43%
7-Day Effective Yield                           5.58%

* Includes a fee waiver. Absent the waiver, the ratio would have been 0.60%.

Investment terms are defined in the Glossary on pages 19-20.

Past performance does not guarantee future results.
Money market funds are neither insured nor guaranteed by the FDIC or any other government agency.
Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The 7-day yield more closely reflects earnings of the fund than the total return.

Prime Money Market—Q&A

[PHOTO OMITTED]

An interview with Denise Tabacco, a portfolio manager on the Prime Money Market fund investment team.

How did Prime Money Market perform for the fiscal year ended February 29, 2000?

Prime's one-year total return of 4.92%* ranked in the top quartile of the 351 "Money Market Instrument Funds" tracked by Lipper Inc. Prime Money Market's long-term returns are also better than average. (See page 3 for other performance comparisons.)

Prime's seven-day current yield rose from 4.49% to 5.43% for the year. What caused that increase?

Four rate hikes by the Federal Reserve were at the heart of Prime's higher yield. The Fed raised the federal funds rate target (an influential overnight bank lending rate) from 4.75% to 5.75%. As Prime's investments matured, we replaced them with higher-yielding securities.

What prompted the Fed to raise rates?

The catalysts for the Fed's actions were robust U.S. economic growth and tight labor markets. Although these two factors generally can spark inflationary pressures, prices were surprisingly well behaved. Nevertheless, the Fed adopted a cautious approach, raising rates to ensure that inflation remained in check.

Given that rising rate environment, how did you position the portfolio?

We employed a "barbell" strategy, focusing the fund on short-term commercial paper with maturities of 30 to 90 days on one end of the barbell and one-year bank CDs on the other, with very little in between. We kept a significant percentage of the portfolio invested in very short-term investments to take advantage of increasing rates. This approach also shortened the fund's weighted average maturity, which eased from 82 days when the period began, to 57 days by the end of February.

On the long end, we bought CDs late in 1999 that offered higher yields that factored in rate increases. At that time, issuers were offering appealing yields to maintain their incomes at year's end. So by adding those CDs to the portfolio we were able to slightly boost Prime's yield.

What is your interest rate outlook, and what are your plans for the portfolio?

We wouldn't be at all surprised to see the Fed adjust rates higher, especially if the economy continues to hum along at such a fever pitch. However, the recent rise in oil prices could have a dampening effect on economic growth, precluding the need for the Fed to intervene strongly.

We're positioning the portfolio for a higher rate backdrop. That means we will probably maintain the portfolio's barbell structure for now by emphasizing CDs maturing around one-year, while balancing that longer portion of the portfolio with short-term securities that quickly reflect rate changes. We may also look to increase the portfolio's exposure to Treasury securities, which have performed fairly well this year.

Types of Investments in the Portfolio

-------------------------------------------------
                         As of February 29, 2000
-------------------------------------------------
Commercial Paper                    68%
Variable-Rate Notes                 13%
CDs                                 12%
Other                                7%

-------------------------------------------------
                           As of August 31, 1999
-------------------------------------------------
Commercial Paper                    58%
Variable-Rate Notes                 21%
CDs                                 15%
Other                                6%

Investment terms are defined in the Glossary on pages 19-20.

Portfolio Composition by Credit Rating

-------------------------------------------------
                           % of fund investments
-------------------------------------------------
                          As of           As of
                         2/29/00         8/31/99
A-1+                       75%             68%
A-1                        24%             31%
A-2                         1%              1%

Ratings provided by Standard & Poor's. See Credit Rating Guidelines on page 18 for more information.

Prime Money Market—Schedule of Investments

FEBRUARY 29, 2000

Principal Amount                                                      Value
================================================================================

--------------------------------------------------------------------------------
COMMERCIAL PAPER(1)-- 67.7%
--------------------------------------------------------------------------------

BANKS -- 6.8%

$  50,000,000   Banco Bradesco SA, Grand
                  Cayman Branch, 5.35%-5.98%,
                  3/20/00-6/16/00 (LOC:
                  Barclays Bank PLC)                            $    49,485,063
   10,000,000   Banco Hipotecario SA, 6.00%,
                  7/26/00                                             9,755,000
   65,000,000   BIL North America, Inc., 5.90%,
                  5/12/00                                            64,233,000
   10,000,000   Dresdner U.S. Finance Inc., 5.83%,
                  5/18/00                                             9,873,683
   50,000,000   Spintab-Swedmortgage AB,
                  5.84%-5.90%,
                  3/7/00-3/29/00                                     49,861,840
   15,000,000   Wells Fargo & Co., 5.87%,
                  3/17/00                                            14,960,866
                                                                ---------------
                                                                    198,169,452
                                                                ---------------

CHEMICALS -- 2.0%

   60,000,000   Formosa Plastics Corp. USA,
                  5.85%-5.92%,
                  4/5/00-5/9/00 (LOC: Bank
                  of America N.A.)                                   59,474,183
                                                                ---------------

CREDIT CARD & TRADE RECEIVABLES-- 9.8%

   123,000,000  Corporate Receivables Corp.,
                  5.83%-5.86%,
                  4/4/00-4/26/00 (MBIA)
                  (Acquired 1/21/00-2/25/00,
                  Cost $121,703,103)(2)                             122,079,459
  118,500,000   Dakota Certificates (Citibank),
                  5.87%-5.97%,
                  3/8/00-5/11/00 (Acquired
                  12/6/99-2/10/00, Cost
                  $116,634,611)(2)                                  117,712,871
   46,000,000   WCP Funding Inc., 5.72%-5.84%,
                  3/6/00-4/19/00 (AMBAC)
                  (Acquired 1/25/00-2/11/00,
                  Cost $45,610,002)(2)                               45,820,366
                                                                ---------------
                                                                    285,612,696
                                                                ---------------

DRUGS -- 1.0%

   10,000,000   Merck & Co., Inc., 5.75%,
                  3/16/00                                             9,976,042
   20,000,000   Pfizer, Inc., 5.80%, 3/28/00
                  (Acquired 10/8/99, Cost
                  $19,445,778)(2)                                    19,913,000
                                                                ---------------
                                                                     29,889,042
                                                                ---------------

ELECTRICAL EQUIPMENT -- 0.5%

   15,000,000   Motorola Credit Corp., 5.80%,
                  3/3/00                                             14,995,167
                                                                ---------------

ELECTRICAL UTILITIES -- 0.7%

   20,000,000   National Rural Utilities Cooperative
                  Finance Corp., 5.90%, 3/24/00                      19,924,611
                                                                ---------------

ENERGY RESERVES & PRODUCTION -- 6.4%

   74,200,000   Chevron Transport Corp.,
                  5.81%-5.95%,
                  3/9/00-6/2/00 (Acquired
                  10/6/99-2/24/00, Cost
                  $72,568,270)(2)                                    73,770,553
   25,000,000   Equilon Enterprises LLC, 5.90%,
                  5/9/00                                             24,717,292
   90,564,000   Sand Dollar Funding LLC,
                  5.85%-5.95%,
                  3/13/00-5/24/00 (LOC:
                  Shell Oil Co.) (Acquired
                  12/7/99-2/28/00, Cost
                  $89,387,138)(2)                                    89,767,538
                                                                ---------------
                                                                    188,255,383
                                                                ---------------

FINANCIAL SERVICES -- 27.4%

   53,377,000   Allianz of America Inc.,
                  5.85%-5.94%,
                  3/7/00-4/20/00 (Acquired
                  12/3/99-2/22/00, Cost
                  $52,742,399)(2)                                    53,121,482
   25,000,000   Associates First Capital Corp.,
                  5.95%, 3/9/00                                      24,966,944
   36,500,000   Credit Suisse First Boston Inc.,
                  5.90%-5.93%,
                  3/1/00-7/10/00 (Acquired
                  11/3/99-2/7/00, Cost
                  $35,728,137)(2)                                    35,975,572
   25,000,000   Deutsche Bank Financial, Inc.,
                  5.91%, 5/4/00                                      24,737,333
   53,000,000   ED & F Man Finance,
                  5.85%-6.10%,
                  3/8/00-3/15/00 (LOC:
                  Rabobank Nederland N.V.)                           52,923,661
   39,733,000   Falcon Asset Securities Corp.,
                  5.81%-5.87%,
                  3/15/00-4/13/00 (AMBAC)
                  (Acquired 1/12/00-2/15/00,
                  Cost $39,343,883)(2)                               39,548,186
   15,000,000   Finans Funding Corp. I, 5.74%,
                  3/7/00 (LOC: Rabobank
                  Nederland N.V.)                                    14,985,638
   25,000,000   Ford Motor Credit Co., 5.84%,
                  5/16/00                                            24,691,250
   25,000,000   Garanti Funding Corp. II, 5.97%,
                  6/6/00 (Acquired 10/22/99,
                  Cost $24,067,188)(2)                               24,597,854
   13,500,000   General Electric Financial
                  Assurance Holdings, 5.84%,
                  4/14/00 (Acquired 2/16/00,
                  Cost $13,372,980)(2)                               13,403,640
   45,500,000   GMAC Mortgage Corp., 5.86%,
                  3/1/00                                             45,500,000
   25,000,000   Marsh USA Inc., 5.74%, 3/21/00
                  (Acquired 9/23/99, Cost
                  $24,282,500)(2)                                    24,920,278
  122,000,000   Old Line Funding Corp.,
                  5.82%-5.90%,
                  3/2/00-5/4/00 (LOC: Royal
                  Bank of Canada) (Acquired
                  11/5/99-2/22/00, Cost
                  $120,770,634)(2)                                  121,427,732
   63,163,000   Park Avenue Receivables Corp.,
                  5.80%-5.90%,
                  3/14/00-5/9/00 (LOC:
                  Chase Manhattan Bank)
                  (Acquired 2/10/00-2/17/00,
                  Cost $62,655,671)(2)                               62,825,142
   111,605,000  Quincy Capital Corp.,
                  5.74%-5.88%,
                  3/9/00-4/13/00 (Acquired
                  1/25/00-2/29/00, Cost
                  $110,662,586)(2)                                  110,940,974
   20,000,000   Receivables Capital Corp., 5.86%,
                  4/4/00 (LOC: Bank of America
                  N.A.) (Acquired 2/9/00, Cost
                  $19,820,944)(2)                                    19,889,311
   25,959,000   Transamerica Asset Funding Corp.,
                  5.90%-5.95%,
                  3/17/00-3/20/00 (Acquired
                  11/4/99-11/17/99, Cost
                  $25,413,206)(2)                                    25,882,861
   80,205,000   Windmill Funding Corp.,
                  5.87%-5.91%,
                  4/5/00-5/3/00 (LOC: ABN
                  Amro Bank N.V.) (Acquired
                  2/1/00-2/23/00, Cost
                  $79,308,904)(2)                                    79,610,717
                                                                ---------------
                                                                    799,948,575
                                                                ---------------

FOOD & BEVERAGE -- 0.9%

   26,500,000   Coca-Cola Company (The), 5.86%,
                  5/15/00                                            26,176,479
                                                                ---------------

LIFE & HEALTH INSURANCE -- 1.9%

   26,800,000   American Family Financial
                  Services, Inc., 5.94%-6.07%,
                  8/7/00-9/14/00                                     26,000,952
    5,000,000   Prudential Funding Corp., 5.77%,
                  4/7/00                                             14,911,046
   15,000,000   Teachers Insurance & Annuity
                  Association of America, 5.95%,
                  3/2/00                                             14,997,521
                                                                ---------------
                                                                     55,909,519
                                                                ---------------

MOTOR VEHICLES & PARTS -- 1.0%

   29,500,000   DaimlerChrysler AG,
                  5.84%-5.89%,
                  4/17/00-5/22/00                                    29,173,725
                                                                ---------------

OIL REFINING -- 1.5%

   45,000,000   Motiva Enterprises LLC,
                  5.81%-5.82%,
                  3/16/00-4/18/00
                  (Acquired 1/20/00-2/2/00,
                  Cost $44,501,498)(2)                               44,757,583
                                                                ---------------

PROPERTY & CASUALTY INSURANCE -- 2.7%

   81,000,000   Fortis Funding LLC, 5.85%-5.95%,
                  4/11/00-7/17/00 (Acquired
                  1/12/00-1/19/00, Cost
                  $78,887,792)(2)                                    79,475,441
                                                                ---------------

SECURITIES & ASSET MANAGEMENT -- 3.2%

   48,100,000   Merrill Lynch & Co., Inc.,
                  5.85%-6.07%,
                  3/10/00-4/14/00                                    47,919,991
   47,000,000   Morgan Stanley Dean Witter &
                  Co., 5.84%-5.90%,
                  4/13/00-4/14/00                                    46,666,517
                                                                ---------------
                                                                     94,586,508
                                                                ---------------

SEMICONDUCTOR -- 1.9%

   55,391,000   Invensys plc, 5.73%-5.99%,
                  3/15/00-5/17/00 (Acquired
                  9/15/99-1/25/00, Cost
                  $54,295,980)(2)                                    54,995,938
                                                                ---------------

TOTAL COMMERCIAL PAPER                                            1,981,344,302
                                                                ---------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES -- 0.5%
--------------------------------------------------------------------------------

   15,000,000   FHLMC MTN, 6.50%, 1/19/01                            15,000,000
                                                                ---------------

--------------------------------------------------------------------------------
CORPORATE DEBT -- 12.7%
--------------------------------------------------------------------------------

BANKS -- 2.1%

   25,000,000   Bank One Corp. MTN, Series B,
                  VRN, 6.12%, 5/9/00, resets
                  quarterly off the 3-month
                  LIBOR plus 0.02% with no caps                      25,000,000
   20,000,000   Bank One Corp. MTN, Series H,
                  VRN, 6.14%, 3/6/00, resets
                  quarterly off the 3-month
                  LIBOR plus 0.02% with no caps                      20,008,512
   15,000,000   Chase Manhattan Corp., 6.75%,
                  6/15/00                                            15,026,406
                                                                ---------------
                                                                     60,034,918
                                                                ---------------

FINANCIAL SERVICES -- 5.4%

   25,000,000   Abbey National Treasury Services
                  PLC MTN, Series 1A, 5.97%,
                  8/14/00                                            24,995,656
   25,000,000   Abbey National Treasury Services
                  PLC MTN, Series 1A, VRN,
                  5.97%, 4/24/00, resets
                  quarterly off the 3-month
                  LIBOR minus 0.07% with
                  no caps                                            24,995,665
   50,000,000   General Electric Capital Corp.
                  MTN, Series A, VRN,
                  5.98%-6.05%,
                  4/13/00-5/12/00, resets
                  quarterly off the 3-month
                  LIBOR minus 0.05% with
                  no caps                                            50,000,000
    7,575,000   General Motors Acceptance Corp.
                  MTN, 6.65%, 5/5/00                                  7,581,984
   50,000,000   Transamerica Asset Funding Corp.,
                  VRN, 6.16%, 5/1/00, resets
                  quarterly off the 3-month LIBOR
                  plus 0.11% with no caps
                  (Acquired 11/9/99, Cost
                  $50,000,000)(2)                                    50,000,000
                                                                ---------------
                                                                    157,573,305
                                                                ---------------

LIFE & HEALTH INSURANCE -- 3.9%

   45,000,000   Jackson National Life Insurance
                  Co., VRN, 6.08%, 3/10/00,
                  resets monthly off the 1-month
                  LIBOR plus 0.19% with no caps
                  (Acquired 6/8/99, Cost
                  $45,000,000)(2)                                    45,000,000
   70,400,000   Travelers Insurance Company (The),
                  VRN, 5.92%-5.93%,
                  3/9/00-3/21/00, resets
                  monthly off the 1-month LIBOR
                  plus 0.04% with no caps
                  (Acquired 5/19/99-6/4/99,
                  Cost $70,400,000)(2)                               70,400,000
                                                                ---------------
                                                                    115,400,000
                                                                ---------------

MOTOR VEHICLES & PARTS -- 0.5%

   16,000,000   DaimlerChrysler AG, 6.25%,
                  3/6/00                                             16,000,034
                                                                ---------------

SECURITIES & ASSET MANAGEMENT -- 0.8%

   12,000,000   Morgan Stanley Dean Witter &
                  Co. MTN, Series C, VRN, 6.18%,
                  3/9/00, resets quarterly off the
                  3-month LIBOR plus 0.06%
                  with no caps                                       12,000,211
   10,000,000   Morgan Stanley Dean Witter &
                  Co., VRN, 6.49%, 3/1/00,
                  resets quarterly off the 3-month
                  LIBOR plus 0.375% with
                  no caps                                            10,000,000
                                                                ---------------
                                                                     22,000,211
                                                                ---------------

TOTAL CORPORATE DEBT                                                371,008,468
                                                                ---------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.8%
--------------------------------------------------------------------------------

    5,425,568   Americredit Automobile
                  Receivables Trust, Series
                  1999 C, Class A1A SEQ,
                  5.67%, 9/5/00 (FSA)                                 5,425,569
    4,710,675   ANRC Auto Owner Trust, Series
                  1999 A, Class A1 SEQ, 6.17%,
                  10/16/00 (MBIA)                                     4,710,676
    4,729,146   BMW Vehicle Owner Trust, Series
                  1999 A, Class A1 SEQ, 5.64%,
                  8/25/00                                             4,729,147
    9,503,040   New Holland Equipment
                  Receivables Trust, Series
                  1999 A, Class A1 SEQ, 6.15%,
                  11/15/00 (Acquired 11/5/99,
                  Cost $7,395,851)(2)                                 9,503,040
                                                                ---------------

TOTAL ASSET-BACKED SECURITIES                                        24,368,432
                                                                ---------------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 12.0%
--------------------------------------------------------------------------------

   25,000,000   Bank of America N.T. & S.A.,
                  5.93%, 4/18/00                                     25,000,329
   49,000,000   Deutsche Bank AG,
                  5.88%-6.00%,
                  3/31/00-6/15/00                                    49,000,000
   22,000,000   First Union National Bank, VRN,
                  5.98%, 3/1/00, resets daily off
                  the Federal Funds rate plus
                  0.17% with no caps                                 21,999,721
   25,000,000   Rabobank Nederland NV, 6.45%,
                  1/5/01                                             24,989,903
   50,000,000   Royal Bank of Canada (New
                  York), 6.01%-6.44%,
                  8/14/00-1/5/01                                     49,986,644
   23,000,000   Societe Generale, 5.95%,
                  4/10/00                                            23,001,259
   73,500,000   UBS AG, 5.29%-5.46%,
                  5/19/00-6/5/00                                     73,492,213
   15,000,000   Union Bank of California, 5.93%,
                  3/2/00                                             15,000,000
   67,900,000   Westdeutsche Landesbank,
                  5.99%-6.02%,
                  3/1/00-5/25/00                                     67,900,882
                                                                ---------------

TOTAL CERTIFICATES OF DEPOSIT                                       350,370,951
                                                                ---------------

--------------------------------------------------------------------------------
BANK NOTES -- 6.3%
--------------------------------------------------------------------------------

   86,000,000   Bank of America N.T. & S.A.,
                  5.90%-6.30%,
                  3/10/00-12/29/00                                   86,000,000
   20,000,000   KeyBank N.A., 5.60%, 6/16/00                         19,960,099
   20,000,000   KeyBank N.A., VRN, 6.33%,
                  5/2/00, resets quarterly off the
                  3-month LIBOR plus 0.25%
                  with no caps                                       20,042,022
   30,000,000   U.S. Bank, NA Minnesota, VRN,
                  5.76%, 3/15/00, resets
                  monthly off the 1-month LIBOR
                  minus 0.12% with no caps                           29,997,283
   27,500,000   U.S. Bank, NA Minnesota, VRN,
                  5.83%, 3/15/00, resets
                  monthly off the 1-month LIBOR
                  minus 0.05% with no caps                           27,493,773
                                                                ---------------

TOTAL BANK NOTES                                                    183,493,177
                                                                ---------------

TOTAL INVESTMENT SECURITIES -- 100.0%                           $ 2,925,585,330
                                                                ===============

FEBRUARY 29, 2000

Notes to Schedule of Investments

AMBAC = AMBAC Assurance Corporation
FHLMC = Federal Home Loan Mortgage Corporation
FSA = Financial Security Assurance Inc.
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corp.
MTN = Medium Term Note
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
VRN = Variable Rate Note. Interest reset date is indicated and used in calculating the weighted average portfolio maturity. Rate shown is effective February 29, 2000.

(1) The rates for commercial paper are the yield to maturity at purchase.
(2) Security was purchased under Rule 144A or Section 4(2) of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 29, 2000, was $1,435,339,538 which represented 49.0% of net assets. Restricted securities considered illiquid represent 5.7% of net assets.

Statement of Assets and Liabilities

This statement breaks down the fund's assets (such as securities, cash, and other receivables) and liabilities (money owed for securities purchased, management fees, and other liabilities) as of the last day of the reporting period. Subtracting the liabilities from the assets results in the fund's net assets. For each class of shares, the net assets divided by shares outstanding is the share price, or net asset value per share. This statement also breaks down the fund's net assets into capital (shareholder investments) and performance (investment income and gains/losses).

FEBRUARY 29, 2000

-------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------

Investment securities, at value (amortized cost
  and cost for federal income tax purposes) ...      $2,925,585,330
Interest receivable ...........................          13,811,138
                                                     --------------
                                                      2,939,396,468
                                                     --------------

-------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------

Disbursements in excess of demand deposit cash            4,221,907
Payable for capital shares redeemed ...........           7,150,081
Accrued management fees (Note 2) ..............           1,390,493
Distribution fees payable (Note 2) ............                 999
Service fees payable (Note 2) .................                 999
Accrued trustees' fees and expenses ...........               5,000
Accrued expenses and other liabilities ........               3,307
                                                     --------------
                                                         12,772,786
                                                     --------------
Net Assets ....................................      $2,926,623,682
                                                     ==============

-------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------

Capital paid in ...............................      $2,926,980,336
Accumulated net realized loss on investments
  transactions ................................            (356,654)
                                                     --------------
                                                     $2,926,623,682
                                                     ==============

Investor Class
Net assets ....................................      $2,921,824,957
Shares outstanding ............................       2,922,181,591
Net asset value per share .....................               $1.00

Advisor Class
Net assets ....................................          $4,798,725
Shares outstanding ............................           4,798,745
Net asset value per share .....................               $1.00

Statement of Operations

This statement shows how the fund's net assets changed during the reporting period as a result of the fund's operations. In other words, it shows how much money the fund made or lost as a result of interest income, fees and expenses, and investment gains or losses.

YEAR ENDED FEBRUARY 29, 2000

-----------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------

Income:
Interest ..............................................    $158,236,920
                                                           ------------

Expenses (Note 2):
Management fees .......................................      17,330,691
Distribution fees -- Advisor Class ....................          10,880
Service fees -- Advisor Class .........................          10,880
Trustees' fees and expenses ...........................          93,792
                                                           ------------
                                                             17,446,243
                                                           ------------
Net investment income .................................    $140,790,677
                                                           ============

Statements of Changes in Net Assets

This statement shows how the fund's net assets changed over the past two reporting periods. It details how much a fund grew or shrank as a result of operations (as detailed on the previous page for the most recent period), income distributions, and shareholder investments and redemptions.

YEARS ENDED FEBRUARY 29, 2000 AND FEBRUARY 28, 1999

Increase in Net Assets                            2000                1999

--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------

Net investment income ...................    $  140,790,677      $  106,360,493
Net realized loss on investments ........                --             (18,522)
                                             --------------      --------------
Net increase in net assets resulting
  from operations .......................       140,790,677         106,341,971
                                             --------------      --------------

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------

From net investment income:
  Investor Class ........................      (140,590,132)       (106,293,927)
  Advisor Class .........................          (200,545)            (66,566)
                                             --------------      --------------
Decrease in net assets from distributions      (140,790,677)       (106,360,493)
                                             --------------      --------------

--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (NOTE 3)
--------------------------------------------------------------------------------

Net increase in net assets from capital
  share transactions ....................        71,528,515       1,437,803,002
                                             --------------      --------------

Net increase in net assets ..............        71,528,515       1,437,784,480

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------

Beginning of period .....................     2,855,095,167       1,417,310,687
                                             --------------      --------------
End of period ...........................    $2,926,623,682      $2,855,095,167
                                             ==============      ==============

Notes to Financial Statements

FEBRUARY 29, 2000

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is the only fund issued by the trust. The fund seeks the highest level of current income consistent with preservation of capital. The fund buys high quality (first tier), U.S. dollar denominated money market instruments and other short-term obligations of banks, governments, and corporations. The following significant accounting policies are in accordance with generally accepted accounting principles; these policies may require the use of estimates by fund management.

Multiple Class — The fund is authorized to issue two classes of shares: the Investor Class and the Advisor Class. The two classes of shares differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Security Valuations — Securities are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Discounts and premiums are accreted/amortized daily on a straight-line basis.

Income Tax Status — It is the fund's policy to distribute all taxable income and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

Distributions — Distributions from net investment income are declared and credited daily and distributed monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

At February 29, 2000, the fund had accumulated net realized capital loss carryovers of $356,654 (expiring 2001 through 2007) which may be used to offset future taxable gains.

Additional Information — Funds Distributor, Inc. (FDI) is a distributor of the trust. Certain officers of FDI are also officers of the trust.

2. Transactions with Related Parties

The trust has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage, taxes, portfolio insurance, interest, fees and expenses of the trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is calculated daily and paid monthly. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from 0.2570% to 0.3700% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended February 29, 2000, the effective annual Investor Class management fee was 0.60%.

The Board of Trustees has adopted the Advisor Class Master Distribution and Shareholder Services Plan (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the fund will pay ACIM an annual distribution fee equal to 0.25% and annual service fee equal to 0.25%. The fees are computed daily and paid monthly based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for distribution expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIM, its affiliates or independent third party providers. Fees incurred under the plan during the year ended February 29, 2000 were $21,760.

Effective March 13, 2000, American Century Investment Services, Inc. (ACIS), became a distributor of the trust.

Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc., the parent of the trust's investment manager, ACIM, a distributor of the trust, ACIS, and the trust's transfer agent, American Century Services Corporation.

FEBRUARY 29, 2000

3. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                     Shares                Amount

---------------------------------------------------------------------------------------
INVESTOR CLASS
---------------------------------------------------------------------------------------

Year ended February 29, 2000
Sold .........................................     4,383,800,939       $ 4,383,800,971
Issued in reinvestment of distributions ......       135,907,729           135,907,729
Redeemed .....................................    (4,449,764,050)       (4,449,764,050)
                                                  --------------       ---------------
Net increase .................................        69,944,618       $    69,944,650
                                                  ==============       ===============

Year ended February 28, 1999
Sold .........................................     4,559,290,594       $ 4,559,290,594
Issued in connection with acquisition (Note 4)     1,201,153,326         1,201,069,659
Issued in reinvestment of distributions ......       100,856,205           100,856,205
Redeemed .....................................    (4,426,628,336)       (4,426,628,336)
                                                  --------------       ---------------
Net increase .................................     1,434,671,789       $ 1,434,588,122
                                                  ==============       ===============

---------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------

Year ended February 29, 2000
Sold .........................................        10,466,392       $    10,466,392
Issued in reinvestment of distributions ......           198,445               198,445
Redeemed .....................................        (9,080,972)           (9,080,972)
                                                  --------------       ---------------
Net increase .................................         1,583,865       $     1,583,865
                                                  ==============       ===============

Period ended February 28, 1999(1)
Sold .........................................         1,319,681       $     1,319,681
Issued in connection with acquisition (Note 4)         2,242,355             2,242,355
Issued in reinvestment of distributions ......            65,984                65,984
Redeemed .....................................          (413,140)             (413,140)
                                                  --------------       ---------------
Net increase .................................         3,214,880       $     3,214,880
                                                  ==============       ===============

(1) August 28, 1998 (acquisition date—see Note 4) through February 28, 1999.

4. Reorganization Plan

On August 28, 1998, Prime Money Market Fund (Prime) acquired all of the net assets of the American Century - Benham Cash Reserve Fund (Cash Reserve), pursuant to a plan of reorganization approved by the acquired fund's shareholders on August 7, 1998. Prime is the surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization.

The acquisition was accomplished by a tax-free exchange of 1,201,153,326 shares of Prime Investor Class for 1,201,153,326 shares of Cash Reserve Investor Class outstanding on August 28, 1998 and 2,242,355 shares of Prime Advisor Class for 2,242,355 shares of Cash Reserve Advisor Class outstanding on August 28, 1998. Immediately before the acquisition, the net assets of Prime were $1,641,758,871, consisting only of the Investor Class. The net assets of Cash Reserve immediately before the acquisition were $1,203,312,014, consisting of $1,201,069,659 Investor Class net assets and $2,242,355 Advisor Class net assets. Immediately after the acquisition, the combined net assets of the fund were $2,845,070,885, which consisted of $2,842,828,530 Investor Class net assets and $2,242,355 Advisor Class net assets.

Prime acquired capital loss carryforwards of $83,667. These acquired capital loss carryforwards are subject to limitations on their use under the Internal Revenue Code, as amended.

Prime Money Market—Financial Highlights

This table itemizes investment results and distributions on a per-share basis to illustrate share price changes for each of the last five fiscal years (or less, if the share class is not five years old). It also includes several key statistics for each reporting period, including total return, income ratio (net income as a percentage of average net assets), and expense ratio (operating expenses as a percentage of average net assets).

                                             For a Share Outstanding Throughout the Years Ended February 28 (except as noted)

                                                      -----------------------------------------------------------------------
                                                                                Investor Class
                                                      -----------------------------------------------------------------------

                                                        2000(1)        1999           1998           1997           1996(1)

-----------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...............  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                      ----------     ----------     ----------     ----------     ----------
Income From Investment Operations
  Net Investment Income ............................        0.05           0.05           0.05           0.05           0.06
                                                      ----------     ----------     ----------     ----------     ----------
Distributions
  From Net Investment Income .......................       (0.05)         (0.05)         (0.05)         (0.05)         (0.06)
                                                      ----------     ----------     ----------     ----------     ----------
Net Asset Value, End of Period .....................  $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                      ==========     ==========     ==========     ==========     ==========
  Total Return(2) ..................................        4.92%          5.07%          5.29%          5.04%          5.60%

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets ..        0.60%          0.58%          0.50%          0.50%          0.48%
Ratio of Operating Expenses to Average Net Assets
(Before Expense Waiver) ............................        0.60%          0.60%          0.63%          0.63%          0.62%
Ratio of Net Investment Income to Average Net Assets        4.81%          4.91%          5.17%          4.92%          5.43%
Ratio of Net Investment Income to Average Net Assets
(Before Expense Waiver) ............................        4.81%          4.89%          5.04%          4.79%          5.29%
Net Assets, End of Period (in thousands) ...........  $2,921,825     $2,851,880     $1,417,311     $1,211,990     $1,270,653

(1) Year ended February 29, 2000 and February 29, 1996, accordingly.
(2) Total return assumes reinvestment of dividends and capital gains distributions, if any.

For a Share Outstanding Throughout the Years Ended February 28 (except as noted)

                                                          ----------------------
                                                              Advisor Class
                                                          ----------------------

                                                          2000(1)     1999(2)

--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------

Net Asset Value, Beginning of Period ...............      $ 1.00      $ 1.00
                                                          ------      ------
Income From Investment Operations
  Net Investment Income ............................        0.05        0.02
                                                          ------      ------
Distributions
  From Net Investment Income .......................       (0.05)      (0.02)
                                                          ------      ------
Net Asset Value, End of Period .....................      $ 1.00      $ 1.00
                                                          ======      ======
  Total Return(3) ..................................        4.66%       2.31%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

Ratio of Operating Expenses to Average Net Assets ..        0.85%       0.85%(4)
Ratio of Net Investment Income to Average Net Assets        4.56%       4.53%(4)
Net Assets, End of Period (in thousands) ...........      $4,799      $3,215

(1) Year ended February 29, 2000.
(2) August 28, 1998 (acquisition date - see Note 4) through February 28, 1999.
(3) Total return assumes reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4) Annualized.

Report of Independent Accountants

To the Trustees and Shareholders of the Prime Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund (hereafter referred to as the "Fund") at February 29, 2000, the results of its of operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States. The financial highlights for each of the two years in the period ended February 28, 1997 were audited by other auditors, whose report dated April 4, 1997, expressed an unqualified opinion on those statements. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Kansas City, Missouri
March 31, 2000

Share Class and Retirement Account Information

Share Classes

Two classes of shares are authorized for sale by the fund: Investor Class and Advisor Class.

Investor Class shareholders do not pay any commissions or other fees for purchase of fund shares directly from American Century. Investors who buy Investor Class shares through a broker-dealer may be required to pay the broker-dealer a transaction fee.

Advisor Class shares are sold through banks, broker-dealers, insurance companies and financial advisors. Advisor Class shares are subject to a 0.50% Rule 12b-1 service and distribution fee. Half of that fee is available to pay for recordkeeping and administrative services, and half is available to pay for distribution services provided by the financial intermediary through which the Advisor Class shares are purchased. The total expense ratio of the Advisor Class shares is 0.25% higher than the total expense ratio of the Investor Class shares.

Both classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

Retirement Account Information

As required by law, any distributions you receive from an IRA and certain 403(b) distributions [not eligible for rollover to an IRA or to another 403(b) account] are subject to federal income tax withholding at the rate of 10% of the total amount withdrawn, unless you elect not to have withholding apply. If you don't want us to withhold on this amount, you may send us a written notice not to have the federal income tax withheld. Your written notice is valid from the date of receipt at American Century. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received a written notice not to withhold federal income prior to the withdrawal.

When you plan to withdraw, you may make your election by completing our Exchange/Redemption form or an IRS Form W-4P. Call American Century for either form. Your written election is valid from the date of receipt at American Century. You may revoke your election at any time by sending a written notice to us.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

Background Information

Investment Team Leaders

Portfolio Managers

    Denise Tabacco

    John Walsh

Credit Research Manager

    Greg Afiesh

Investment Philosophy and Policies

American Century offers 38 fixed-income funds, ranging from money market portfolios to long-term bond funds and including both taxable and tax-exempt funds. Each is managed to provide a "pure play" on a specific sector of the fixed-income market.

To ensure adherence to this principle, the basic structure of each portfolio is tied to a specific market index. Fund managers attempt to add value by making modest portfolio adjustments based on their analysis of prevailing market conditions.

Investment decisions are made by management teams, which meet regularly to discuss market analysis and investment strategies.

In addition to these principles, each fund has its own investment policies:

Prime Money Market seeks to provide interest income by investing in a diversified portfolio of short-term money market securities. The fund must maintain a weighted average maturity of 90 days or less.

An investment in Prime Money Market is neither insured nor guaranteed by the FDIC or any other government agency. Yields will fluctuate, and although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund.

Comparative Indices

The following index is used in the report for fund performance comparisons. It is not an investment product available for purchase.

The 90-Day Treasury Bill Index is derived from secondary market interest rates as published by the Federal Reserve Bank.

Lipper Rankings

Lipper Inc. is an independent mutual fund ranking service that groups funds according to their investment objectives. Rankings are based on average annual returns for each fund in a given category for the periods indicated. Rankings are not included for periods less than one year.

The funds in Lipper's Money Market Instrument Funds category intend to maintain a stable net asset value and invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days.

Credit Rating Guidelines

Credit ratings are issued by independent research companies such as Standard & Poor's and Moody's. They are based on an issuer's financial strength and ability to pay interest and principal in a timely manner.

A-1 (which includes A-1+) is Standard & Poor's highest credit rating for short-term securities. Here are the most common short-term credit ratings and their definitions:

  A-1+: extremely strong ability to meet financial obligations.
  A-1: strong ability to meet financial obligations.
  A-2: satisfactory ability to meet financial obligations.

It's important to note that credit ratings are subjective, reflecting the opinions of the rating agencies; they are not absolute standards of quality.

Glossary

Returns

  Total Return figures show the overall percentage change in the value of a hypothetical investment in the fund and assume that all of the fund's distributions are reinvested.
  Average Annual Returns illustrate the annually compounded returns that would have produced the fund's cumulative total returns if the fund's performance had been constant over the entire period. Average annual returns smooth out variations in a fund's return; they are not the same as fiscal year-by-year results. For fiscal year-by-year total returns, please refer to the "Financial Highlights" on pages 14-15.

Yields

  7-Day Current Yield is calculated based on the income generated by an investment in the fund over a seven-day period and is expressed as an annual percentage rate.
  7-Day Effective Yield is calculated similarly, although this figure is slightly higher than the fund's 7-Day Current Yield because of the effects of compounding. The 7-Day Effective Yield assumes that income earned from the fund's investments is reinvested and generating additional income.

Portfolio Statistics

  Number of Issuers — the number of entities that issued securities held by the fund on a given date.
  Weighted Average Maturity (WAM) — a measure of the sensitivity of a fixed-income portfolio to interest rate changes. WAM indicates the average time until the securities in the portfolio mature, weighted by dollar amount. The longer the WAM, the more interest rate exposure and sensitivity the portfolio has.
  Expense Ratio — the operating expenses of the fund, expressed as a percentage of average net assets. Shareholders pay an annual fee to the investment manager for investment advisory and management services. The expenses and fees are deducted from fund income, not from each shareholder account. (See Note 2 in the Notes to Financial Statements.)

Types of Money Market Securities

  Asset-Backed Securities — debt securities that represent ownership in a pool of receivables, such as credit card debt, auto loans, or mortgages.
  Certificates of Deposit (CDs) — CDs represent a bank's obligation to repay money deposited with it for a specified period of time. Different types of CDs have different issuers. For example, Yankee CDs are issued by U.S. branches of foreign banks, and Eurodollar CDs are issued in London by Canadian, European, and Japanese banks.
  Commercial Paper (CP) — short-term debt issued by large corporations to raise cash and to cover current expenses in anticipation of future revenues. The maximum maturity for CP is 270 days, although most CP is issued in a one- to 50-day maturity range. CP rates generally track those of other widely traded money market instruments, such as Treasury bills and certificates of deposit, but they are also influenced by the maturity date and the size and credit rating of the issuer.
  Variable-Rate Notes (VRNs) — debt securities whose interest rates change when a designated base rate changes. The base rate is often the federal funds rate, the 90-day Treasury bill rate, or the London Interbank Offered Rate (LIBOR). VRNs are considered derivatives because they "derive" their interest rates from their designated base rates. However, VRNs are not "risky" derivatives—their behavior is similar to that of their designated base rates. The SEC has recognized this similarity and does not consider VRNs to be inappropriate investments for money market funds.
  U.S. Government Agency Securities — debt securities issued by U.S. government agencies (such as the Federal Farm Credit Bank and the Federal Home Loan Bank). Some agency securities are backed by the full faith and credit of the U.S. government, while most are guaranteed only by the issuing agency. These securities are issued with maturities ranging from three months to 30 years. Money market funds invest in these securities when they have remaining maturities of 13 months or less.

Fund Classifications

Please be aware that the fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies, and risk potential are consistent with your needs.

Investment Objective

The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

  Capital Preservation — offers taxable and tax-free money market funds for relative stability of principal and liquidity.
  Income — offers funds that can provide current income and competitive yields, as well as a strong and stable foundation and generally lower volatility levels than stock funds.
  Growth & Income — offers funds that emphasize both growth and income provided by either dividend-paying equities or a combination of equity and fixed-income securities.
  Growth — offers funds with a focus on capital appreciation and long-term growth, generally providing high return potential with corresponding high price-fluctuation risk.

Risk

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds.

  Conservative — these funds generally provide lower return potential with either low or minimal price-fluctuation risk.
  Moderate — these funds generally provide moderate return potential with moderate price-fluctuation risk.
  Aggressive — these funds generally provide high return potential with corresponding high price-fluctuation risk.

INVESTMENT OBJECTIVE

----------------------------------------------------------------------------------------------
           CAPITAL PRESERVATION                                    INCOME

      Taxable               Tax-Free             Taxable Bonds             Tax-Free Bonds
   Money Markets          Money Markets
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RISK LEVEL: AGGRESSIVE
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                                                  Target 2025*         CA High-Yield Municipal
                                                  Target 2020*           High-Yield Municipal
                                                  Target 2015*
                                                  Target 2010*
                                                   High-Yield
                                               International Bond

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RISK LEVEL: MODERATE
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                                               Long-Term Treasury            CA Long-Term
                                                  Target 2005*                 Tax-Free
                                                      Bond                Long-Term Tax-Free
                                                  Premium Bond           CA Insured Tax-Free

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RISK LEVEL: CONSERVATIVE
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      Premium             FL Municipal       Intermediate-Term Bond      CA Intermediate-Term
  Capital Reserve         Money Market         Intermediate-Term               Tax-Free
       Prime              CA Municipal              Treasury             AZ Intermediate-Term
    Money Market          Money Market                GNMA                    Municipal
      Premium             CA Tax-Free          Inflation-Adjusted        FL Intermediate-Term
 Government Reserve       Money Market              Treasury                  Municipal
 Government Agency          Tax-Free           Limited-Term Bond          Intermediate-Term
    Money Market          Money Market            Target 2000*                 Tax-Free
Capital Preservation                         Short-Term Government         CA Limited-Term
                                              Short-Term Treasury              Tax-Free
                                                                             Limited-Term
                                                                               Tax-Free
----------------------------------------------------------------------------------------------

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                              GROWTH AND INCOME                                      GROWTH

  Asset Allocation/            Domestic Equity     Specialty    Domestic Equity     Specialty         International
     Balanced
-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: AGGRESSIVE
-------------------------------------------------------------------------------------------------------------------------
                           Small Cap Quantitative                  Veedot(2)                          Emerging Markets
                              Small Cap Value                  New Opportunities   Global Gold    International Discovery
                                                                  Giftrust(R)                       International Growth
                                                                     Vista                             Global Growth
                                                                    Heritage
                                                                     Growth
                                                                    Ultra(R)
                                                                     Select

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: MODERATE
-------------------------------------------------------------------------------------------------------------------------
Strategic Allocation:          Equity Growth       Utilities                      Global Natural
      Aggressive                Equity Index      Real Estate                       Resources
       Balanced               Large Cap Value
Strategic Allocation:        Tax-Managed Value
       Moderate               Income & Growth
Strategic Allocation:              Value
     Conservative              Equity Income

-------------------------------------------------------------------------------------------------------------------------
RISK LEVEL: CONSERVATIVE
-------------------------------------------------------------------------------------------------------------------------

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The investment objective may be based on the fund's objective as stated in its prospectus or fund profile, or the fund's categorization by independent rating organizations based on its management style.

The classification of funds by risk category is based on quantitative historical measures as well as qualitative prospective measures. It is not intended to be a precise indicator of future risk or return levels. The degree of risk within each category can vary significantly, and some fund returns have historically been higher than more aggressive funds or lower than more conservative funds. Please be aware that a fund's category may change over time. Therefore, it is important that you read a fund's prospectus or fund profile carefully before investing to ensure its objectives, policies and risk potential are consistent with your needs.For a definition of fund categories, see the Glossary.

*While listed within the Income investment objective, the Target funds do not pay current dividend income. Income dividends are distributed once a year in December. The Target funds are listed in all three risk categories due to the dramatic price volatility investors may experience during certain market conditions. If held to their target dates, however, they can offer a conservative, dependable way to invest for a specific time horizon.

Please call 1-800-345-2021 for a prospectus or profile on any American Century fund. These documents contain important information including charges and expenses, and you should read them carefully before you invest or send money.

[AMERICAN CENTURY LOGO]

P.O. Box 419200
Kansas City, Missouri 64141-6200

www.americancentury.com

Investor Relations
1-800-345-2021 or 816-531-5575

Automated Information Line
1-800-345-8765

Fax: 816-340-7962

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit, Employer-Sponsored Retirement Plans
1-800-345-3533

Banks and Trust Companies, Broker-Dealers, Financial Advisors, Insurance Companies
1-800-345-6488

American Century Investment Trust

Investment Manager
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

[GRAPHIC OMITTED]

Who we are

American Century offers investors more than 70 mutual funds that span the investment spectrum. We currently manage $100 billion for roughly 2 million individuals, institutions and corporations, with a range of services designed to make investing easy and convenient.

For four decades, American Century has been a leader in performance, service and innovation. From pioneering the use of computer technology in investing to allowing investors to conduct transactions and receive financial advice over the Internet, we have remained committed to building long-term relationships and to helping investors achieve their dreams.

In a very real sense, investors put their future in our hands. With so much at stake, our work continues to be guided by one central belief, shared by every person at American Century: We succeed only if our investors succeed.

American Century Investments                                       BULK RATE
P.O. Box 419200                                                U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                      AMERICAN CENTURY
www.americancentury.com                                            COMPANIES

0004                               American Century Investment Services, Inc.
SH-ANN-20082                       (C)2000 American Century Services Corporation